As filed with the Securities and Exchange Commission on May 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.8%
	Aerospace & Defense 4.2%
85,255	Esterline Technologies Corp. (a)	$6,092,322
89,013	Moog, Inc. - Class A (a)	3,817,768
196,220	Orbital Sciences Corp. (a)	2,580,293
85,242	Triumph Group, Inc.	5,341,264
		17,831,647
	Auto Components 0.6%
291,508	Modine Manufacturing Co. (a)	2,574,016

	Biotechnology 1.6%
115,469	Cepheid, Inc. (a)	4,830,068
51,495	Cubist Pharmaceuticals, Inc. (a)	2,227,159
		7,057,227
	Building Products 1.3%
81,041	A.O. Smith	3,642,793
57,471	Universal Forest Products, Inc.	1,981,600
		5,624,393
	Capital Markets 3.5%
289,334	Fifth Street Finance Corp.	2,823,900
370,105	KKR Financial Holdings LLC	3,408,667
134,960	Stifel Financial Corp. (a)	5,106,886
109,519	Waddell & Reed Financial, Inc. - Class A	3,549,511
		14,888,964
	Chemicals 5.5%
114,667	Cabot Corp.	4,893,988
51,596	FMC Corp.	5,461,952
145,017	Methanex Corp.	4,702,901
37,932	Minerals Technologies, Inc.	2,481,132
32,200	NewMarket Corp.	6,034,280
		23,574,253
	Commercial Banks 6.2%
230,002	Columbia Banking System, Inc.	5,239,445
126,947	Cullen/Frost Bankers, Inc.	7,387,046
100,030	IBERIABANK Corp.	5,348,604
584,705	National Penn Bancshares, Inc.	5,174,639
282,136	TCF Financial Corp.	3,354,597
		26,504,331
	Communications Equipment 2.1%
131,509	Aruba Networks, Inc. (a)	2,930,021
178,672	Polycom, Inc. (a)	3,407,275
96,228	Riverbed Technology, Inc. (a)	2,702,082
		9,039,378
	Construction & Engineering 0.5%
119,642	MasTec, Inc. (a)	2,164,324

	Consumer Finance 0.8%
108,510	EZCORP, Inc.- Class A (a)	3,521,692

	Containers & Packaging 1.3%
100,658	AptarGroup, Inc.	5,513,039

	Diversified Consumer Services 1.2%
46,618	Coinstar, Inc. (a)	2,962,574
91,750	K12, Inc. (a)	2,168,053
		5,130,627
	Diversified Financial Services 0.3%
48,179	PICO Holdings, Inc. (a)	1,129,797

	Electric Utilities 1.6%
128,666	El Paso Electric Co.	4,180,359
36,528	ITC Holdings Corp.	2,810,464
		6,990,823
	Electrical Equipment 1.3%
96,080	EnerSys (a)	3,329,172
180,171	GrafTech International Ltd. (a)	2,151,242
		5,480,414
	Electronic Equipment Instruments & Components 4.4%
74,641	Littelfuse, Inc.	4,679,991
112,826	National Instruments Corp.	3,217,797
108,320	ScanSource, Inc. (a)	4,042,503
104,296	SYNNEX Corp. (a)	3,977,849
53,036	Trimble Navigation Ltd. (a)	2,886,219
		18,804,359
	Energy Equipment & Services 3.5%
111,105	Atwood Oceanics, Inc. (a)	4,987,504
207,629	Superior Energy Services, Inc. (a)	5,473,101
106,311	Unit Corp. (a)	4,545,858
		15,006,463
	Food & Staples Retailing 0.5%
46,482	The Fresh Market, Inc. (a)	2,228,812

	Food Products 1.1%
79,640	Corn Products International, Inc.	4,591,246

	Gas Utilities 1.1%
176,112	UGI Corp.	4,799,052

	Health Care Equipment & Supplies 2.9%
39,905	Gen-Probe, Inc. (a)	2,650,091
82,236	Hill-Rom Holdings, Inc.	2,747,505
23,957	IDEXX Laboratories, Inc. (a)	2,095,040
42,491	Neogen Corp. (a)	1,660,123
59,360	Sirona Dental Systems, Inc. (a)	3,059,414
		12,212,173

	Health Care Providers & Services 5.2%
83,730	Accretive Health, Inc. (a)	1,672,088
112,910	HMS Holding Corp. (a)	3,523,921
111,935	LifePoint Hospitals, Inc. (a)	4,414,716
47,570	MWI Veterinary Supply, Inc. (a)	4,186,160
286,043	Owens & Minor, Inc.	8,698,568
		22,495,453
	Health Care Technology 1.0%
60,010	athenahealth, Inc. (a)	4,447,941

	Hotels, Restaurants & Leisure 1.5%
3,595	Biglari Holdings, Inc. (a)	1,448,246
52,877	Buffalo Wild Wings, Inc. (a)	4,795,415
		6,243,661
	Household Durables 1.1%
73,300	Tupperware Brands Corp.	4,654,550

	Information Technology Services 1.5%
96,255	Jack Henry & Associates, Inc.	3,284,221
58,620	Syntel, Inc.	3,282,720
		6,566,941
	Insurance 3.7%
20,166	Alleghany Corp. (a)	6,636,631
143,037	American Financial Group, Inc.	5,518,367
61,264	Argo Group International Holdings Ltd.	1,829,956
147,681	Stewart Information Services Corp.	2,098,547
		16,083,501
	Internet Software & Services 0.4%
71,910	Ancestry.com, Inc. (a)	1,635,234

	Leisure Equipment & Products 0.6%
327,924	LeapFrog Enterprises, Inc. (a)	2,741,444

	Life Sciences Tools & Services 1.7%
282,063	Bruker Corp. (a)	4,318,385
122,752	Luminex Corp. (a)	2,866,259
		7,184,644
	Machinery 6.5%
59,393	IDEX Corp.	2,502,227
94,122	Kennametal, Inc.	4,191,253
122,130	Lincoln Electric Holdings, Inc.	5,534,931
87,580	Robbins & Myers, Inc.	4,558,539
56,400	Snap-On, Inc.	3,438,708
45,794	Valmont Industries, Inc.	5,376,674
53,126	Westport Innovations, Inc. (a)	2,173,916
		27,776,248
	Marine 0.9%
82,104	Alexander & Baldwin, Inc.	3,977,939

	Metals & Mining 0.9%
74,729	Carpenter Technology Corp.	3,903,096

	Multiline Retail 0.5%
133,019	Fred's, Inc. - Class A	1,943,407

	Multi-Utilities 0.7%
94,387	Black Hills Corp.	3,164,796

	Oil, Gas & Consumable Fuels 2.5%
20,930	Berry Petroleum Co. - Class A	986,431
89,438	Bill Barrett Corp. (a)	2,326,282
116,312	Swift Energy Co. (a)	3,376,537
102,600	World Fuel Services Corp.	4,206,600
		10,895,850
	Pharmaceuticals 0.5%
242,721	Nektar Therapeutics (a)	1,922,350

	Real Estate Investment Trusts 6.0%
53,820	Alexandria Real Estate Equities, Inc.	3,935,857
176,061	Corporate Office Properties Trust	4,086,376
47,738	EastGroup Properties, Inc.	2,397,402
133,275	Mid-America Apartment Communities, Inc.	8,933,423
91,033	Potlatch Corp.	2,852,974
312,995	Redwood Trust, Inc.	3,505,544
		25,711,576
	Semiconductors & Semiconductor Equipment 4.2%
75,763	Cavium, Inc. (a)	2,344,107
274,122	Cypress Semiconductor Corp.	4,284,527
125,099	International Rectifier Corp. (a)	2,886,034
68,370	Omnivision Technologies, Inc. (a)	1,367,400
107,339	Semtech Corp. (a)	3,054,868
141,810	Skyworks Solutions, Inc. (a)	3,921,046
		17,857,982
	Software 3.9%
75,671	Informatica Corp. (a)	4,002,996
236,442	Parametric Technology Corp. (a)	6,606,189
98,250	SolarWinds, Inc. (a)	3,797,363
79,930	TIBCO Software, Inc. (a)	2,437,865
		16,844,413
	Specialty Retail 2.5%
23,320	Cabela's, Inc. (a)	889,658
42,922	The Buckle, Inc.	2,055,964
85,028	Tractor Supply Co.	7,700,136
		10,645,758
	Textiles, Apparel & Luxury Goods 2.9%
63,836	Deckers Outdoor Corp. (a)	4,024,860
41,466	Under Armour, Inc. - Class A (a)	3,897,804
121,652	Wolverine World Wide, Inc.	4,523,021
		12,445,685
	Thrifts & Mortgage Finance 1.0%
293,124	Provident Financial Services, Inc.	4,259,092

	Trading Companies & Distributors 1.6%
112,216	Applied Industrial Technologies, Inc.	4,615,444
57,779	GATX Corp.	2,328,493
		6,943,937
	Total Common Stocks
	(Cost $309,523,242)	$415,012,528

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%
	Money Market 3.2%
$13,605,957	STIT - Liquid Assets Portfolio	$13,605,957
	Total Short-Term Investments
	(Cost $13,605,957)	13,605,957
	TOTAL INVESTMENTS 100.0%
	(Cost $323,129,199)	$428,618,485

	Other Assets in Excess of Liabilities 0.0%	114,160

	TOTAL NET ASSETS 100.0%	$428,732,645

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments		$323,129,199
Gross unrealized appreciation		115,697,952
Gross unrealized depreciation		(10,208,666)
Net unrealized appreciation		$105,489,286

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.1%
	Aerospace & Defense 1.3%
134,103	Esterline Technologies Corp. (a)	$9,583,000

	Auto Components 1.3%
112,671	BorgWarner, Inc. (a)	9,502,672

	Biotechnology 2.7%
91,422	Alexion Pharmaceuticals, Inc. (a)	8,489,447
191,141	Cepheid, Inc. (a)	7,995,428
90,066	Cubist Pharmaceuticals, Inc. (a)	3,895,355
		20,380,230
	Capital Markets 2.3%
100,768	Affiliated Managers Group, Inc. (a)	11,266,870
190,110	Waddell & Reed Financial, Inc. - Class A	6,161,465
		17,428,335
	Chemicals 4.7%
101,510	Albemarle Corp.	6,488,519
153,177	Cabot Corp.	6,537,595
88,044	FMC Corp.	9,320,338
204,824	Methanex Corp.	6,642,442
30,878	NewMarket Corp.	5,786,537
		34,775,431
	Commercial Banks 5.2%
218,498	Cullen/Frost Bankers, Inc.	12,714,398
627,075	Fifth Third Bancorp	8,810,404
763,695	First Niagara Financial Group, Inc.	7,514,759
179,759	IBERIABANK Corp.	9,611,714
		38,651,275
	Commercial Services & Supplies 0.8%
72,994	Stericycle, Inc. (a)	6,105,218

	Communications Equipment 1.5%
228,636	Aruba Networks, Inc. (a)	5,094,010
223,600	Riverbed Technology, Inc. (a)	6,278,688
		11,372,698
	Containers & Packaging 1.9%
231,630	Crown Holdings, Inc. (a)	8,530,933
84,185	Rock-Tenn Co. - Class A	5,687,539
		14,218,472
	Diversified Consumer Services 1.2%
108,144	Apollo Group, Inc. - Class A (a)	4,178,684
80,783	Coinstar, Inc. (a)	5,133,759
		9,312,443
	Electric Utilities 1.4%
136,331	ITC Holdings Corp.	10,489,307

	Electrical Equipment 3.3%
170,790	AMETEK, Inc.	8,285,023
173,191	EnerSys (a)	6,001,068
300,252	GrafTech International Ltd. (a)	3,585,009
102,014	Regal-Beloit Corp.	6,687,018
		24,558,118

	Electronic Equipment Instruments & Compnents 5.1%
166,600	Amphenol Corp. - Class A	9,957,682
261,925	Avnet, Inc. (a)	9,531,451
167,371	FEI Co. (a)	8,219,590
152,866	Jabil Circuit, Inc.	3,839,994
114,501	Trimble Navigation Ltd. (a)	6,231,144
		37,779,861
	Energy Equipment & Services 3.2%
156,625	Atwood Oceanics, Inc. (a)	7,030,896
131,502	Helmerich & Payne, Inc.	7,094,533
123,276	Oil States International, Inc. (a)	9,622,925
		23,748,354
	Food Products 2.3%
151,910	Corn Products International, Inc.	8,757,612
102,923	The J.M. Smucker Co.	8,373,815
		17,131,427
	Gas Utilities 4.3%
190,287	New Jersey Resources Corp.	8,481,092
481,241	Questar Corp.	9,268,702
523,548	UGI Corp.	14,266,683
		32,016,477
	Health Care Equipment & Supplies 2.1%
62,285	Edwards Lifesciences Corp. (a)	4,529,988
64,270	IDEXX Laboratories, Inc. (a)	5,620,411
105,511	Sirona Dental Systems, Inc. (a)	5,438,037
		15,588,436
	Health Care Providers & Services 2.9%
160,053	Accretive Health, Inc. (a)	3,196,259
145,879	Coventry Health Care, Inc.	5,188,916
235,068	Owens & Minor, Inc.	7,148,418
136,172	Universal Healthcare Services, Inc. - Class B	5,706,969
		21,240,562
	Health Care Technology 0.6%
58,598	Cerner Corp. (a)	4,462,824

	Hotels, Restaurants & Leisure 1.8%
174,046	Darden Restaurants, Inc.	8,904,193
28,867	Panera Bread Co. - Class A (a)	4,645,278
		13,549,471
	Household Durables 4.1%
203,486	Leggett & Platt, Inc.	4,682,213
9,094	NVR, Inc. (a)	6,605,245
70,895	Tempur-Pedic International, Inc. (a)	5,985,665
208,194	Tupperware Brands Corp.	13,220,319
		30,493,442
	Information Technology Services 1.7%
102,803	Syntel, Inc.	5,756,968
104,459	Teradata Corp. (a)	7,118,881
		12,875,849
	Insurance 4.3%
24,542	Alleghany Corp. (a)	8,076,772
230,096	American Financial Group, Inc.	8,877,104
21,638	Markel Corp. (a)	9,714,164
72,672	RLI Corp.	5,206,222
		31,874,262
	Internet Software & Services 1.2%
88,894	Ancestry.com, Inc. (a)	2,021,450
113,627	Open Text Corp. (a)	6,948,291
		8,969,741

	Life Science Tools & Services 1.6%
144,108	Illumina, Inc. (a)	7,581,522
196,464	Luminex Corp. (a)	4,587,434
		12,168,956
	Machinery 5.7%
208,580	Dover Corp.	13,128,025
122,550	Gardner Denver, Inc.	7,723,101
175,269	Kennametal, Inc.	7,804,728
125,125	Nordson Corp.	6,820,564
140,005	Timken Co.	7,103,854
		42,580,272
	Marine 1.2%
185,449	Alexander & Baldwin, Inc.	8,985,004

	Metals & Mining 1.8%
104,674	Compass Minerals International, Inc.	7,509,313
109,371	Reliance Steel & Aluminum Co.	6,177,274
		13,686,587
	Multi-Utilities 1.6%
227,878	OGE Energy Corp.	12,191,473

	Oil, Gas & Consumable Fuels 2.1%
132,662	Bill Barrett Corp. (a)	3,450,539
162,773	QEP Resources, Inc.	4,964,576
131,662	Whiting Petroleum Corp. (a)	7,149,246
		15,564,361
	Paper & Forest Products 1.1%
108,335	Buckeye Technologies, Inc.	3,680,140
474,013	Louisiana-Pacific Corp. (a)	4,432,021
		8,112,161
	Personal Products 0.7%
74,809	Herbalife Ltd.	5,148,355

	Pharmaceuticals 1.7%
49,746	Perrigo Co.	5,139,259
109,908	Watson Pharmaceuticals, Inc. (a)	7,370,430
		12,509,689
	Real Estate Investment Trusts 6.4%
94,302	Digital Realty Trust, Inc.	6,975,519
96,762	Essex Property Trust, Inc.	14,660,411
115,467	Federal Realty Investment Trust	11,176,051
333,050	Rayonier, Inc.	14,684,174
		47,496,155
	Road & Rail 1.2%
169,627	Genesee & Wyoming, Inc. (a)	9,258,242

	Semiconductors & Semiconductor Equipment 2.0%
483,543	Cypress Semiconductor Corp.	7,557,777
263,881	Maxim Integrated Products, Inc.	7,544,358
		15,102,135
	Software 3.1%
61,034	FactSet Research Systems, Inc.	6,044,807
78,448	Informatica Corp. (a)	4,149,899
103,993	Red Hat, Inc. (a)	6,228,141
208,437	TIBCO Software, Inc. (a)	6,357,328
		22,780,175
	Specialty Retail 2.1%
62,065	O'Reilly Automotive, Inc. (a)	5,669,638
167,617	Ross Stores, Inc.	9,738,547
15,408,185

	Textiles, Apparel & Luxury Goods 3.6%
40,802	Deckers Outdoor Corp. (a)	2,572,566
74,212	Lululemon Athletica, Inc. (a)	5,542,152
74,650	PVH Corp.	6,668,485
68,667	Under Armour, Inc. - Class A (a)	6,454,698
144,904	Wolverine World Wide, Inc.	5,387,531
		26,625,432
	Trading Companies & Distributors 1.0%
188,748	GATX Corp.	7,606,544

	Total Common Stocks
	(Cost $573,306,225)	$731,331,631

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%
	Money Market 1.7%
$12,692,999	STIT - Liquid Assets Portfolio	$12,692,999
	Total Short-Term Investments
	(Cost $12,692,999)	12,692,999
	TOTAL INVESTMENTS 99.8%
	(Cost $585,999,224)	$744,024,630

	Other Assets in Excess of Liabilities 0.2%	1,452,719

	TOTAL NET ASSETS 100.0%	$745,477,349

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments		$585,999,224
Gross unrealized appreciation		169,427,217
Gross unrealized depreciation		(11,401,811)
Net unrealized appreciation		$158,025,406

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Focus Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.4%
	Canada 8.0%
3,395	Barrick Gold Corp.	$147,615
10,673	Brookfield Asset Management, Inc. - Class A	336,946
1,826	Lululemon Athletica, Inc. (a)	136,366
5,374	Potash Corp. Saskatchewan, Inc.	245,538
2,609	The Toronto-Dominion Bank	221,443
390	TELUS Corp.	22,631
4,980	TELUS Corp. Non Vote	283,337
		1,393,876
	Finland 2.7%
7,995	Fortum Oyj	194,066
9,369	Sampo Oyj	270,778
		464,844
	France 4.5%
2,493	Cie Generale d'Optique Essilor International SA	222,205
1,780	LVMH Moet Hennessy Louis Vuitton SA	305,890
3,905	Schneider Electric SA	255,146
		783,241
	Germany 5.9%
3,956	BASF SE	346,062
4,271	Bayer AG	300,421
2,129	Linde AG	382,050
		1,028,533
	Ireland 1.5%
8,232	Shire PLC	265,973

	Japan 8.4%
10,500	Bridgestone Corp.	254,476
4,820	Canon, Inc.	227,694
75,500	Hitachi Ltd.	484,361
5,960	MS&AD Insurance Group Holdings	122,339
12,900	Seven & I Holdings Co. Ltd.	383,088
		1,471,958
	South Africa 1.6%
11,120	Barloworld Ltd.	277,476

	Sweden 1.7%
9,194	Svenska Handelsbanken AB - Class A	293,088

	Switzerland 3.8%
10,567	Nestle SA	664,900

	United Kingdom 8.9%
6,565	ARM Holdings PLC - ADR	185,724
10,148	BHP Billiton PLC	309,618
35,140	Centrica PLC	177,836
11,052	GlaxoSmithKline PLC	246,867
33,484	HSBC Holdings PLC	297,136
66,239	Kingfisher PLC	324,943
		1,542,124
	United States 50.4%
1,484	Amazon.com, Inc. (a)	300,525
894	Apple, Inc.	535,927
2,413	BorgWarner, Inc. (a)	203,512
3,462	Cognizant Technology Solutions Corp. - Class A (a)	266,401
4,886	Costco Wholesale Corp.	443,649
3,845	Dover Corp.	242,004
7,436	Exxon Mobil Corp.	644,924
480	Google, Inc. - Class A (a)	307,795
2,815	Helmerich & Payne, Inc.	151,869
7,095	JPMorgan Chase & Co.	326,228
4,959	McKesson Corp.	435,251
3,888	National Oilwell Varco, Inc.	308,979
3,207	NetApp, Inc. (a)	143,577
5,843	Occidental Petroleum Corp.	556,429
4,785	OGE Energy Corp.	255,998
10,710	Oracle Corp.	312,304
1,930	Precision Castparts Corp.	333,697
4,954	Qualcomm, Inc.	336,971
5,043	Stanley Black & Decker, Inc.	388,109
4,547	Stericycle, Inc. (a)	380,311
6,216	The Chubb Corp.	429,588
4,937	The J.M. Smucker Company	401,674
3,033	Union Pacific Corp.	325,987
4,475	WellPoint, Inc.	330,255
12,541	Wells Fargo & Co.	428,150
		8,790,114
	Total Common Stocks
	(Cost $14,481,711)	$16,976,127

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.4%
	Money Market 2.4%
$422,765	STIT - Liquid Assets Portfolio	$422,765
	Total Short-Term Investments
	(Cost $422,765)	422,765

	TOTAL INVESTMENTS 99.8%
	(Cost $14,904,476)	$17,398,892

	Other Assets in Excess of Liabilities 0.2%	36,362

	TOTAL NET ASSETS 100.0%	$17,435,254

(a) Non-Income Producing.
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$14,904,476
Gross unrealized appreciation	2,750,096
Gross unrealized depreciation	(255,680)
Net unrealized appreciation	$2,494,416

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Skyline Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.1%
	Aerospace & Defense 1.3%
14,809	Esterline Technologies Corp. (a)	$1,058,251

	Auto Components 1.0%
9,555	BorgWarner, Inc. (a)	805,869

	Biotechnology 2.7%
9,417	Alexion Pharmaceuticals, Inc. (a)	874,463
20,188	Cepheid, Inc. (a)	844,464
9,294	Cubist Pharmaceuticals, Inc. (a)	401,966
		2,120,893
	Capital Markets 2.4%
10,975	Affiliated Managers Group, Inc. (a)	1,227,115
20,049	Waddell & Reed Financial, Inc. - Class A	649,788
		1,876,903
	Chemicals 4.9%
10,602	Albemarle Corp.	677,680
16,221	Cabot Corp.	692,312
9,860	FMC Corp.	1,043,779
25,984	Methanex Corp.	842,661
3,097	NewMarket Corp.	580,378
		3,836,810
	Commercial Banks 5.5%
23,764	Cullen/Frost Bankers, Inc.	1,382,828
98,635	First Niagara Financial Group, Inc.	970,568
65,982	Fifth Third Bancorp	927,047
19,020	IBERIABANK Corp.	1,016,999
		4,297,442
	Commercial Services & Supplies 0.9%
8,035	Stericycle, Inc. (a)	672,047

	Communications Equipment 1.5%
22,202	Aruba Networks, Inc. (a)	494,661
24,230	Riverbed Technology, Inc. (a)	680,378
		1,175,039
	Containers & Packaging 1.9%
23,951	Crown Holdings, Inc. (a)	882,115
9,082	Rock-Tenn Co. - Class A	613,580
		1,495,695
	Diversified Consumer Services 1.2%
11,238	Apollo Group, Inc. - Class A (a)	434,236
8,248	Coinstar, Inc. (a)	524,160
		958,396

	Electric Utilities 1.3%
13,427	ITC Holdings Corp.	1,033,073

	Electrical Equipment 3.3%
18,321	AMETEK, Inc.	888,751
18,015	EnerSys (a)	624,220
33,589	GrafTech International Ltd. (a)	401,053
10,142	Regal-Beloit Corp.	664,808
		2,578,832
	Electronic Equipment Instruments & Components 5.3%
17,348	Amphenol Corp. - Class A	1,036,889
27,699	Avnet, Inc. (a)	1,007,967
17,711	FEI Co. (a)	869,787
21,131	Jabil Circuit, Inc.	530,811
12,837	Trimble Navigation Ltd. (a)	698,590
		4,144,044
	Energy Equipment & Services 3.2%
16,490	Atwood Oceanics, Inc. (a)	740,236
13,845	Helmerich & Payne, Inc.	746,937
12,980	Oil States International, Inc. (a)	1,013,219
		2,500,392
	Food Products 2.3%
16,436	Corn Products International, Inc.	947,535
10,925	The J.M. Smucker Company	888,858
		1,836,393
	Gas Utilities 3.6%
19,555	New Jersey Resources Corp.	871,566
49,265	Questar Corp.	948,844
38,222	UGI Corp.	1,041,550
		2,861,960
	Health Care Equipment & Supplies 2.1%
6,670	Edwards Lifesciences Corp. (a)	485,109
6,150	IDEXX Laboratories, Inc. (a)	537,818
11,650	Sirona Dental Systems, Inc. (a)	600,441
		1,623,368
	Health Care Providers & Services 2.9%
19,160	Accretive Health, Inc. (a)	382,625
15,485	Coventry Health Care, Inc.	550,801
25,554	Owens & Minor, Inc.	777,097
13,802	Universal Healthcare Services, Inc.	578,442
		2,288,965
	Health Care Technology 0.6%
6,514	Cerner Corp. (a)	496,106

	Hotels, Restaurants & Leisure 1.9%
18,571	Darden Restaurants, Inc.	950,093
3,145	Panera Bread Co. - Class A (a)	506,093
		1,456,186

	Household Durables 4.9%
21,554	Leggett & Platt, Inc.	495,958
1,091	NVR, Inc. (a)	792,426
9,525	PVH Corp.	850,868
7,420	Tempur-Pedic International, Inc. (a)	626,471
17,240	Tupperware Brands Corp.	1,094,740
		3,860,463
	Information Technology Services 1.8%
11,317	Syntel, Inc.	633,752
11,260	Teradata Corp. (a)	767,369
		1,401,121
	Insurance 4.3%
2,597	Alleghany Corp. (a)	854,673
24,921	American Financial Group, Inc.	961,452
2,307	Markel Corp. (a)	1,035,704
7,651	RLI Corp.	548,118
		3,399,947
	Internet Software & Services 1.2%
9,845	Ancestry.com, Inc. (a)	223,875
12,180	Open Text Corp. (a)	744,807
		968,682
	Life Sciences Tools & Services 1.6%
15,221	Illumina, Inc. (a)	800,777
21,158	Luminex Corp. (a)	494,039
		1,294,816
	Machinery 5.6%
19,959	Dover Corp.	1,256,220
13,079	Gardner Denver, Inc.	824,239
18,663	Kennametal, Inc.	831,064
12,736	Nordson Corp.	694,239
14,760	Timken Co.	748,922
		4,354,684
	Marine 1.2%
20,016	Alexander & Baldwin, Inc.	969,776

	Metals & Mining 1.9%
10,992	Compass Minerals International, Inc.	788,566
11,898	Reliance Steel & Aluminum Co.	671,999
		1,460,565
	Multi-Utilities 1.5%
21,985	OGE Energy Corp.	1,176,197

	Oil, Gas & Consumable Fuels 2.1%
13,840	Bill Barrett Corp. (a)	359,978
17,049	QEP Resources, Inc.	519,995
14,245	Whiting Petroleum Corp. (a)	773,504
		1,653,477
	Paper & Forest Products 1.5%
17,550	Buckeye Technologies, Inc.	596,173
57,930	Louisiana-Pacific Corp. (a)	541,646
		1,137,819

	Personal Products 0.7%
7,810	Herbalife Ltd.	537,484

	Pharmaceuticals 1.5%
5,380	Perrigo Co.	555,808
9,721	Watson Pharmaceuticals, Inc. (a)	651,890
		1,207,698
	Real Estate Investment Trusts 6.1%
11,221	Digital Realty Trust, Inc.	830,017
10,445	Essex Property Trust, Inc.	1,582,523
12,139	Federal Realty Investment Trust	1,174,934
26,322	Rayonier, Inc.	1,160,537
		4,748,011
	Road & Rail 1.3%
17,898	Genesee & Wyoming, Inc. (a)	976,872

	Semiconductors & Semiconductor Equipment 2.3%
52,000	Cypress Semiconductor Corp.	812,760
34,125	Maxim Integrated Products, Inc.	975,634
		1,788,394
	Software 3.0%
6,490	FactSet Research Systems, Inc.	642,770
7,943	Informatica Corp. (a)	420,185
11,150	Red Hat, Inc. (a)	667,773
21,585	TIBCO Software, Inc. (a)	658,343
		2,389,071
	Specialty Retail 2.0%
6,480	O'Reilly Automotive, Inc. (a)	591,948
16,675	Ross Stores, Inc.	968,818
		1,560,766
	Textiles, Apparel & Luxury Goods 2.7%
4,345	Deckers Outdoor Corp. (a)	273,952
7,748	Lululemon Athletica, Inc. (a)	578,621
7,303	Under Armour, Inc. - Class A (a)	686,482
14,877	Wolverine World Wide, Inc.	553,127
		2,092,182
	Trading Companies & Distributors 1.1%
21,338	GATX Corp.	859,921

	Total Common Stocks
	(Cost $70,680,903)	$76,954,610

Principal Amount	Value
SHORT-TERM INVESTMENTS 1.9%
Money Market 1.9%
$1,489,715	STIT - Liquid Assets Portfolio	$1,489,715
Total Short-Term Investments
(Cost $1,489,715)	1,489,715
TOTAL INVESTMENTS 100.0%
(Cost $72,170,618)	$78,444,325

Other Assets in Excess of Liabilities 0.0%	1,825

TOTAL NET ASSETS 100.0%	$78,446,150

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$72,170,618
Gross unrealized appreciation	8,250,459
Gross unrealized depreciation	(1,976,752)
Net unrealized appreciation	$6,273,707

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Horizon Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.4%
	Aerospace & Defense 4.2%
21,192	Esterline Technologies Corp. (a)	$1,514,381
25,625	Moog, Inc. - Class A (a)	1,099,056
47,054	Orbital Sciences Corp. (a)	618,760
19,900	Triumph Group, Inc.	1,246,934
		4,479,131
	Auto Components 0.6%
72,564	Modine Manufacturing Co. (a)	640,740

	Biotechnology 1.6%
28,218	Cepheid, Inc. (a)	1,180,359
12,756	Cubist Pharmaceuticals, Inc. (a)	551,697
		1,732,056
	Building Products 1.4%
18,766	A.O. Smith Corp.	843,532
18,426	Universal Forest Products, Inc.	635,328
		1,478,860
	Capital Markets 3.4%
70,712	Fifth Street Finance Corp.	690,149
91,660	KKR Financial Holdings LLC	844,189
34,086	Stifel Financial Corp. (a)	1,289,814
26,834	Waddell & Reed Financial, Inc. - Class A	869,690
		3,693,842
	Chemicals 5.2%
25,588	Cabot Corp.	1,092,096
12,564	FMC Corp.	1,330,025
33,831	Methanex Corp.	1,097,139
9,456	Minerals Technologies, Inc.	618,517
7,511	NewMarket Corp.	1,407,561
		5,545,338
	Commercial Banks 6.2%
57,134	Columbia Banking System, Inc.	1,301,513
31,541	Cullen/Frost Bankers, Inc.	1,835,370
24,854	IBERIABANK Corp.	1,328,942
145,543	National Penn Bancshares, Inc.	1,288,056
70,084	TCF Financial Corp.	833,299
		6,587,180
	Communications Equipment 2.1%
32,148	Aruba Networks, Inc. (a)	716,257
42,012	Polycom, Inc. (a)	801,169
27,076	Riverbed Technology, Inc. (a)	760,294
		2,277,720
	Construction & Engineering 0.5%
29,238	MasTec, Inc. (a)	528,915

	Consumer Finance 0.8%
26,960	EZCORP, Inc. - Class A (a)	874,987

	Containers & Packaging 1.1%
22,240	AptarGroup, Inc.	1,218,085

	Diversified Consumer Services 1.2%
11,395	Coinstar, Inc. (a)	724,152
22,716	K12, Inc. (a)	536,779
		1,260,931
	Diversified Financial Services 0.3%
11,655	PICO Holdings, Inc. (a)	273,310

	Electric Utilities 1.6%
31,890	El Paso Electric Co.	1,036,106
8,410	ITC Holdings Corp.	647,065
		1,683,171
	Electrical Equipment 1.2%
22,230	EnerSys (a)	770,270
44,847	GrafTech International Ltd. (a)	535,473
		1,305,743
	Electronic Equipment Instruments & Components 4.1%
17,417	Littelfuse, Inc.	1,092,046
25,489	National Instruments Corp.	726,946
25,743	ScanSource, Inc. (a)	960,729
24,782	SYNNEX Corp. (a)	945,185
12,681	Trimble Navigation Ltd. (a)	690,100
		4,415,006
	Energy Equipment & Services 3.5%
27,875	Atwood Oceanics, Inc. (a)	1,251,309
48,408	Superior Energy Services, Inc. (a)	1,276,035
28,298	Unit Corp. (a)	1,210,022
		3,737,366
	Food & Staples Retailing 0.5%
11,361	The Fresh Market, Inc. (a)	544,760

	Food Products 1.1%
19,541	Corn Products International, Inc.	1,126,539

	Gas Utilities 1.1%
43,038	UGI Corp.	1,172,786

	Health Care Equipment & Supplies 2.8%
9,631	Gen-Probe, Inc. (a)	639,595
19,204	Hill-Rom Holdings, Inc.	641,606
5,869	IDEXX Laboratories, Inc. (a)	513,244
13,278	Neogen Corp. (a)	518,771
14,223	Sirona Dental Systems, Inc. (a)	733,053
		3,046,269

	Health Care Providers & Services 5.4%
26,430	Accretive Health, Inc. (a)	527,807
26,380	HMS Holding Corp. (a)	823,320
32,886	LifePoint Hospitals, Inc. (a)	1,297,024
11,263	MWI Veterinary Supply, Inc. (a)	991,144
71,249	Owens & Minor, Inc.	2,166,682
		5,805,977
	Health Care Technology 1.0%
14,020	athenahealth, Inc. (a)	1,039,162

	Hotels, Restaurants & Leisure 1.5%
890	Biglari Holdings, Inc. (a)	358,537
13,110	Buffalo Wild Wings, Inc. (a)	1,188,946
		1,547,483
	Household Durables 1.1%
17,913	Tupperware Brands Corp.	1,137,476

	Information Technology Services 1.5%
23,838	Jack Henry & Associates, Inc.	813,353
14,090	Syntel, Inc.	789,040
		1,602,393
	Insurance 4.0%
5,834	Alleghany Corp. (a)	1,919,969
34,607	American Financial Group, Inc.	1,335,138
13,980	Argo Group International Holdings Ltd.	417,583
43,050	Stewart Information Services Corp.	611,741
		4,284,431
	Internet Software & Services 0.4%
17,290	Ancestry.com, Inc. (a)	393,175

	Leisure Equipment & Products 0.6%
80,564	LeapFrog Enterprises, Inc. (a)	673,515

	Life Sciences Tools & Services 1.5%
64,832	Bruker Corp. (a)	992,578
28,390	Luminex Corp. (a)	662,907
		1,655,485
	Machinery 6.0%
13,783	IDEX Corp.	580,678
20,482	Kennametal, Inc.	912,063
28,496	Lincoln Electric Holdings, Inc.	1,291,440
20,640	Robbins & Myers, Inc.	1,074,312
13,160	Snap-On, Inc.	802,365
10,685	Valmont Industries, Inc.	1,254,526
13,057	Westport Innovations, Inc. (a)	534,292
		6,449,676
	Marine 1.0%
22,060	Alexander & Baldwin, Inc.	1,068,807

	Metals & Mining 0.9%
19,219	Carpenter Technology Corp.	1,003,808

	Multiline Retail 0.5%
40,436	Fred's, Inc. - Class A	590,770

	Multi-Utilities 0.7%
22,692	Black Hills Corp.	760,863

	Oil, Gas & Consumable Fuels 2.5%
5,200	Berry Petroleum Co. - Class A	245,076
21,867	Bill Barrett Corp. (a)	568,761
33,329	Swift Energy Co. (a)	967,541
22,906	World Fuel Services Corp.	939,146
		2,720,524
	Pharmaceuticals 0.4%
54,833	Nektar Therapeutics (a)	434,277

	Real Estate Investment Trusts 5.8%
13,205	Alexandria Real Estate Equities, Inc.	965,682
43,078	Corporate Office Properties Trust	999,840
11,860	EastGroup Properties, Inc.	595,609
33,173	Mid-America Apartment Communities, Inc.	2,223,586
20,366	Potlatch Corp.	638,270
73,331	Redwood Trust, Inc.	821,307
		6,244,294
	Semiconductors & Semiconductor Equipment 4.4%
18,762	Cavium, Inc. (a)	580,496
67,873	Cypress Semiconductor Corp.	1,060,855
30,894	International Rectifier Corp. (a)	712,725
25,870	Omnivision Technologies, Inc. (a)	517,400
26,577	Semtech Corp. (a)	756,381
39,084	Skyworks Solutions, Inc. (a)	1,080,672
		4,708,529
	Software 3.8%
17,103	Informatica Corp. (a)	904,749
57,792	Parametric Technology Corp. (a)	1,614,708
23,620	SolarWinds, Inc. (a)	912,913
19,560	TIBCO Software, Inc. (a)	596,580
		4,028,950
	Specialty Retail 2.5%
7,240	Cabela's, Inc. (a)	276,206
10,506	The Buckle, Inc.	503,237
21,172	Tractor Supply Co.	1,917,337
		2,696,780
	Textiles, Apparel & Luxury Goods 2.8%
15,893	Deckers Outdoor Corp. (a)	1,002,054
10,163	Under Armour, Inc. (a)	955,322
28,583	Wolverine World Wide, Inc.	1,062,716
		3,020,092
	Thrifts & Mortgage Finance 1.0%
72,998	Provident Financial Services, Inc.	1,060,661

	Trading Companies & Distributors 1.6%
27,193	Applied Industrial Technologies, Inc.	1,118,448
13,488	GATX Corp.	543,566
		1,662,014
	Total Common Stocks
	(Cost $95,154,326)	$102,211,877

	EXCHANGE TRADED FUNDS - 1.3%
16,160	iShares Russell 2000 Index Fund	$1,338,856
	Total Exchange Traded Funds
	(Cost $1,242,339)	1,338,856

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.3%
	Money Market 3.3%
$3,499,977	STIT - Liquid Assets Portfolio	$3,499,977
	Total Short-Term Investments
	(Cost $3,499,977)	3,499,977
	TOTAL INVESTMENTS 100.0%
	(Cost $99,896,642)	$107,050,710

	Liabilities in Excess of Other Assets 0.0%	(35,742)

	TOTAL NET ASSETS 100.0%	$107,014,968

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments		$99,896,642
Gross unrealized appreciation		12,573,501
Gross unrealized depreciation		(5,419,433)
Net unrealized appreciation		$7,154,068

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by IronBridge pursuant to guidelines established by the Board of Directors.

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157), to require additional disclosures regarding fair measurements. Specifically, the amendment requires reporting entities to disclose i) the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions;
ii) transfers between all levels including Level 1 and Level 2 as well as the reason(s) for all transfers; and with respect to Level 3 positions, transfers out separately from transfers in; and iii) purchases, sales, issuances, and settlements on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs that may be used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities, and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$389,300,952	$-	$-	$389,300,952
Real Estate Investment Trusts	25,711,576	-	-	25,711,576
Total Equity	415,012,528	-	-	415,012,528

Short-Term Investments	13,605,957	-	-	13,605,957
Total Investments in Securities	$428,618,485	$-	$-	$428,618,485

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$683,835,476	$-	$-	$683,835,476
Real Estate Investment Trusts	47,496,155	-	-	47,496,155
Total Equity	731,331,631	-	-	731,331,631

Short-Term Investments	12,692,999	-	-	12,692,999
Total Investments in Securities	$744,024,630	$-	$-	$744,024,630

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$16,976,127	$-	$-	$16,976,127
Total Equity	16,976,127	-	-	16,976,127

Short-Term Investments	422,765	-	-	422,765
Total Investments in Securities	$17,398,892	$-	$-	$17,398,892

IronBridge Skyline Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$72,206,600	$-	$-	$72,206,600
Real Estate Investment Trusts	4,748,010	-	-	4,748,010
Total Equity	76,954,610	-	-	76,954,610

Short-Term Investments	1,489,715	-	-	1,489,715
Total Investments in Securities	$78,444,325	$-	$-	$78,444,325

IronBridge Horizon Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$95,967,583	$-	$-	$95,967,583
Real Estate Investment Trusts	6,244,295	-	-	6,244,295
Exchange Traded Funds	1,338,856	-	-	1,338,856
Total Equity	103,550,734	-	-	103,550,734

Short-Term Investments	3,499,977	-	-	3,499,977
Total Investments in Securities	$107,050,710	$-	$-	$107,050,710

There were no significant transfer into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2011, or for any other tax years which are open for exam. As of March 31, 2012, open tax years include the tax years ended June 30, 2008 through 2011 and the current fiscal year. With respect to the IronBridge Global Fund, IronBridge Skyline Fund and IronBridge Horizon Fund, only the period from each Fund’s inception on September 18, 2009 and December 10, 2010, respectively, through the date of this report is open for examination.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2011, the Funds’ most recent fiscal year end, there were no capital loss carryovers.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
            John G. Davis, President and Secretary
            (President and Chief Executive Officer)

Date  May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
            John G. Davis, President and Secretary
            (President and Chief Executive Officer)

Date  May 22, 2012

By  /s/ Ty M. Baird
             Ty M. Baird, Treasurer and Assistant Secretary
             (Treasurer and Chief Financial Officer)

Date  May 22, 2012